STOCKHOLDERS’ EQUITY - Share-based Compensation Awards Outstanding (Details) shares in Thousands	12 Months Ended
Dec. 31, 2022 $ / shares shares
Number of shares
Outstanding awards at beginning of period (in shares)	453
Granted (in shares)	0
Vested (in shares)	0
Forfeited (in shares)	0
Outstanding awards at end of period (in shares)	453
Weighted-average exercise price
Outstanding awards at beginning of period (in dollars per share) | $ / shares	$ 15.72
Granted (in dollars per share) | $ / shares	0
Forfeited (in dollars per share) | $ / shares	0
Outstanding awards at end of period (in dollars per share) | $ / shares	$ 15.72
RSUs
Number of shares
Outstanding awards at beginning of period (in shares)	209
Granted (in shares)	261
Vested (in shares)	(40)
Forfeited (in shares)	(18)
Outstanding awards at end of period (in shares)	412
Weighted-average grant date fair value
Outstanding awards at beginning of period (in dollars per share) | $ / shares	$ 15.88
Granted (in dollars per share) | $ / shares	12.88
Vested (in dollars per share) | $ / shares	12.87
Forfeited (in dollars per share) | $ / shares	13.59
Outstanding awards at end of period (in dollars per share) | $ / shares	$ 13.71
RSUs with a market condition
Number of shares
Outstanding awards at beginning of period (in shares)	0
Granted (in shares)	425
Vested (in shares)	0
Forfeited (in shares)	(25)
Outstanding awards at end of period (in shares)	400
Weighted-average grant date fair value
Outstanding awards at beginning of period (in dollars per share) | $ / shares	$ 0
Granted (in dollars per share) | $ / shares	13.70
Vested (in dollars per share) | $ / shares	0
Forfeited (in dollars per share) | $ / shares	15.33
Outstanding awards at end of period (in dollars per share) | $ / shares	$ 13.59